Label	Element	Value
CitizensSelect Treasury Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001167368_SupplementTextBlock	December 13, 2013 CITIZENSSELECT FUNDS - CitizensSelect Treasury Money Market Fund Supplement to Prospectuses dated September 1, 2013 The following changes will take effect as of January 13, 2014
Risk/Return [Heading]	rr_RiskReturnHeading	CitizensSelect Treasury Money Market Fund
Strategy [Heading]	rr_StrategyHeading	The following replaces the second sentence in "Fund Summary - CitizensSelect Treasury Money Market Fund - Principal Investment Strategy" and "Fund Details - Goal and Approach - CitizensSelect Treasury Money Market Fund":
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	To pursue its goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government, including those with floating or variable rates of interest.